CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB15,846 and RMB14,703 (US$2,260) as of December 31, 2016 and 2017, respectively)	¥ 16,683	$ 2,564	¥ 16,270
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB67,166 and RMB57,761 (US$8,878) as of December 31, 2016 and 2017, respectively)	152,337	23,414	184,155
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB8,897 and RMB5,310 (US$816) as of December 31, 2016 and 2017, respectively)	6,917	1,063	9,050
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB42,705 and RMB 27,673 (US$4,253) as of December 31, 2016 and 2017, respectively)	27,785	4,270	44,472
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB 14,902 and RMB 12,721(US$1,955) as of December 31, 2016 and 2017, respectively)	¥ 19,475	$ 2,993	¥ 14,902
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Class A Ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000
Ordinary shares, shares issued	333,787,552	333,787,552	335,494,792		334,034,932	254,844,582	66,539,000
Ordinary shares, shares outstanding	333,787,552	333,787,552	335,494,792
Class B Ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	74,400,299	74,400,299	74,400,299		84,999,159	96,634,529	262,197,451
Ordinary shares, shares outstanding	74,400,299	74,400,299	74,400,299
Variable Interest Entity, Primary Beneficiary [Member]
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB15,846 and RMB14,703 (US$2,260) as of December 31, 2016 and 2017, respectively)	¥ 14,703	$ 2,260	¥ 15,846
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB67,166 and RMB57,761 (US$8,878) as of December 31, 2016 and 2017, respectively)	57,761	8,878	67,166
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB8,897 and RMB5,310 (US$816) as of December 31, 2016 and 2017, respectively)	5,310	816	8,897
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB42,705 and RMB 27,673 (US$4,253) as of December 31, 2016 and 2017, respectively)	27,673	4,253	42,705
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB 14,902 and RMB 12,721(US$1,955) as of December 31, 2016 and 2017, respectively)	¥ 12,721	$ 1,955	¥ 14,902